Analysis of cash flows - Summary of Analysis of Cash Flows (Details) € in Millions, £ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure Of Cash Flow Statement [line items]
Profit/(loss) for the year		£ 775.4	£ 720.7	£ (2,901.3)
Taxation		384.4	230.1	129.3
Revaluation and retranslation of financial instruments		(76.0)	87.8	147.2
Finance costs		359.4	283.6	312.3
Finance and investment income		(145.4)	(69.4)	(82.8)
(Loss)/earnings from associates - after interest and tax		60.4	(23.8)	136.0
Gain on sale of discontinued operations		0.0	0.0	(10.0)
Attributable tax expense on sale of discontinued operations		0.0	0.0	1.9
Non-cash share-based incentive plans (including share options)		122.0	99.6	74.4
Depreciation of property, plant and equipment		166.9	151.2	174.8
Depreciation of right-of-use assets		262.2	272.9	331.9
Impairment charges included within restructuring costs1		72.3	39.2	196.7
Goodwill impairment		37.9	1.8	2,822.9
Amortisation and impairment of acquired intangible assets		62.1	97.8	89.1
Amortisation of other intangible assets		21.9	19.9	35.2
Investment and other impairment charges/(reversals)		48.0	(42.4)	296.2
Losses/(gains) on disposal of investments and subsidiaries		36.3	10.6	(7.8)
Gains on remeasurement of equity interests arising from a change in scope of ownership		(66.5)	0.0	(0.6)
(Gains)/losses on sale of property, plant and equipment		(6.4)	(1.3)	0.3
(Increase)/decrease in trade receivables and accrued income		(498.6)	(458.9)	585.2
Increase in trade payables and deferred income		170.6	777.8	195.0
Increase/(decrease) in other receivables		(154.1)	(120.0)	123.3
(Decrease)/increase in other payables - short-term		(259.6)	547.0	(36.6)
Decrease in other payables – long-term		(67.0)	(11.0)	(44.3)
(Decrease)/increase in provisions		(38.0)	(32.9)	15.6
Corporation and overseas tax paid		(390.9)	(391.1)	(371.5)
Payment on early settlement of bonds		0.0	(13.0)	0.0
Interest and similar charges paid		(210.2)	(173.7)	(173.9)
Interest expense related to lease liabilities		(92.4)	(88.4)	(98.5)
Interest received		88.9	47.5	73.6
Investment income		24.5	17.8	8.7
Dividends from associates		37.6	53.4	32.5
Earnout payments recognised in operating activities		(24.8)	(3.8)	(4.2)
Net cash inflow from operating activities	[1]	700.9	2,029.0	2,050.6
Acquisitions and disposals:
Net cash inflow from operating activities		(218.3)	(227.6)	(32.8)
Cash and cash equivalents acquired		38.8	(2.3)	0.0
Earnout payments		(46.6)	(53.2)	(111.0)
Purchase of other investments (including associates)		(10.1)	(99.2)	(30.4)
Acquisitions	[1]	(236.2)	(382.3)	(174.2)
Proceeds on disposal of investments and subsidiaries		50.1	51.9	320.0
Cash and cash equivalents disposed		(12.4)	(23.6)	(47.7)
Disposals of investments and subsidiaries		37.7	28.3	272.3
Cash consideration received from non-controlling interests		0.0	39.5	0.0
Cash consideration for purchase of non-controlling interests		(84.2)	(135.0)	(80.6)
Cash consideration for purchase of non-controlling interests		(84.2)	(95.5)	(80.6)
Net acquisition payments and disposal proceeds		(282.7)	(449.5)	17.5
Share repurchases and buybacks:
Purchase of own shares by ESOP Trusts		(55.3)	(89.2)	(5.1)
Shares purchased into treasury for cancellation		(807.4)	(729.3)	(285.1)
Share repurchases and buybacks		(862.7)	(818.5)	(290.2)
Proceeds from issue of bonds:
Bond amount		6,600.0
Proceeds from issue of bonds		0.0	0.0	915.5
Repayment Of Borrowings [Abstract]
Bond amount		6,600.0
Decrease in drawings on bank loans		(11.3)	(36.3)	(59.6)
Repayments of borrowings, classified as financing activities		220.6	397.1	282.7
Cash and cash equivalents:
Cash at bank and in hand		2,271.6	2,776.6	10,075.0
Short-term bank deposits		219.9	1,106.3	2,824.1
Overdrafts		(505.7)	(342.3)	(8,562.0)
Cash and cash equivalents excluding disposal group		1,985.8	3,540.6	4,337.1
Proceeds from issue of €750 million bonds
Proceeds from issue of bonds:
Bond amount | €						€ 750
Proceeds from issue of bonds		0.0	0.0	665.5
Repayment Of Borrowings [Abstract]
Bond amount | €						750
Proceeds from issue of £250 million bonds
Proceeds from issue of bonds:
Bond amount		250.0
Proceeds from issue of bonds		0.0	0.0	250.0
Repayment Of Borrowings [Abstract]
Bond amount		250.0
Repayment of $500 million bonds
Proceeds from issue of bonds:
Bond amount | $					$ 500
Repayment Of Borrowings [Abstract]
Bond amount | $					$ 500
Repayment of bonds		0.0	(360.8)	0.0
Repayment of €250 million bonds
Proceeds from issue of bonds:
Bond amount | €						250
Repayment Of Borrowings [Abstract]
Bond amount | €						€ 250
Repayment of bonds		£ (209.3)	£ 0.0	£ (223.1)

[1]	Earnout payments in excess of the amount determined at acquisition are recorded as operating activities. Prior year excess amounts were recorded as investing activities and have been re-presented as operating activities.